Financial Instruments and Risk Management - Summary of Derivative Financial Asset and Liabilities Offsetting Arrangements (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Amount presented in the Group balance sheet, assets	£ 765	£ 735
Net amount	297	219
Amount presented in the Group balance sheet, liabilities	(468)	(516)
Amount presented in the Group balance sheet	297	219
Financial Derivative Assets
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Amount presented in the Group balance sheet, assets	765	735
Related amounts not offset in the Group balance sheet	(291)	(295)
Net amount	474	440
Financial Derivative Liabilities
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Related amounts not offset in the Group balance sheet	291	295
Net amount	(177)	(221)
Amount presented in the Group balance sheet, liabilities	£ (468)	£ (516)